REVENUE	12 Months Ended
Dec. 31, 2025
REVENUE
REVENUE

15.  REVENUE

The following table presents GFL’s revenue disaggregated by service type for the periods indicated, excluding the results of GFL Environmental Services which has been classified as discontinued operations:

	Year ended December 31,
	2025	2024(1)
Residential	$1,498.3	$1,455.0
Commercial/industrial	3,006.4	2,842.9
Total collection	4,504.7	4,297.9
Landfill	1,190.2	1,088.8
Transfer	926.7	834.1
Material recovery	503.8	439.5
Other	363.4	323.1
Gross revenue	7,488.8	6,983.4
Intercompany revenue	(872.9)	(844.6)
Revenue	$6,615.9	$6,138.8
(1)	Comparative figures have been re-presented, refer to Note 2 and 23.